NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

NVIT Government Bond Fund - Class I (GBF)
	4,769 shares (cost $57,032)	$51,508
NVIT Money Market Fund - Class I (SAM)
	8,168,765 shares (cost $8,168,765)	8,168,765
NVIT Large Cap Growth Fund - Class I (NVOLG1)
	18,150 shares (cost $275,944)	426,350
High Income Portfolio - Initial Class (FHIP)
	15,968 shares (cost $86,873)	92,617
VIP Asset Manager Portfolio - Initial Class (FAMP)
	29,552 shares (cost $412,787)	509,474
VIP Overseas Portfolio - Initial Class (FOP)
	3,898 shares (cost $74,169)	80,457
VIP Overseas Portfolio - Initial Class R (FOPR)
	1,252 shares (cost $16,295)	25,786
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
	963,569 shares (cost $4,580,006)	5,280,360
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
	140,724 shares (cost $967,946)	1,593,000
Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)
	439,905 shares (cost $3,281,165)	4,715,780
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
	762,122 shares (cost $12,682,785)	19,898,998
VT Omega Growth - Class 1 (EVOM)
	471,738 shares (cost $7,988,258)	15,463,576

Total Investments		$56,306,671

Accounts Payable		(69)

		$56,306,602

Contract Owners’ Equity:
Accumulation units		56,306,602

Total Contract Owners’ Equity (note 5)		$56,306,602

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	GBF	SAM	NVOLG1	FHIP	FAMP	FOP	FOPR
Reinvested dividends	$332,817	1,071	-	2,962	5,378	7,678	994	319
Mortality and expense risk charges (note 2)	(772,132)	(837)	(127,032)	(5,727)	(1,665)	(6,756)	(1,160)	(324)

Net investment income (loss)	(439,315)	234	(127,032)	(2,765)	3,713	922	(166)	(5)

Realized gain (loss) on investments	2,477,920	(842)	-	22,843	12,005	1,708	(1,053)	(217)
Change in unrealized gain (loss) on investments	8,036,474	(3,557)	-	102,355	(11,135)	59,551	22,220	6,001

Net gain (loss) on investments	10,514,394	(4,399)	-	125,198	870	61,259	21,167	5,784

Reinvested capital gains	1,491,445	633	-	-	-	1,192	272	88

Net increase (decrease) in contract owners’ equity resulting from operations	$11,566,524	(3,532)	(127,032)	122,433	4,583	63,373	21,273	5,867

Investment Activity:	WFVIE1	WFVSG1	WFVSV1	WFVOP1	EVOM
Reinvested dividends	$126,322	-	46,700	85,644	55,749
Mortality and expense risk charges (note 2)	(73,189)	(20,479)	(68,593)	(269,286)	(197,084)

Net investment income (loss)	53,133	(20,479)	(21,893)	(183,642)	(141,335)

Realized gain (loss) on investments	71,476	123,938	205,118	976,930	1,066,014
Change in unrealized gain (loss) on investments	483,802	390,506	429,702	4,079,998	2,477,031

Net gain (loss) on investments	555,278	514,444	634,820	5,056,928	3,543,045

Reinvested capital gains	262,055	77,367	-	-	1,149,838

Net increase (decrease) in contract owners’ equity resulting from operations	$870,466	571,332	612,927	4,873,286	4,551,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		GBF		SAM		NVOLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(439,315)	(524,493)	234	132	(127,032)	(154,755)	(2,765)	(4,784)
Realized gain (loss) on investments	2,477,920	1,837,831	(842)	231	-	-	22,843	23,982
Change in unrealized gain (loss) on investments	8,036,474	3,520,720	(3,557)	(2,556)	-	-	102,355	63,433
Reinvested capital gains	1,491,445	1,347,315	633	4,514	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,566,524	6,181,373	(3,532)	2,321	(127,032)	(154,755)	122,433	82,631

Equity transactions:
Purchase payments received from contract owners (note 3)	633,121	615,579	-	-	292,073	453,034	1,576	-
Transfers between funds	-	-	(26,128)	-	813,347	484,229	-	-
Redemptions (note 3)	(9,050,637)	(10,057,573)	(2,668)	(65,854)	(2,658,751)	(2,978,866)	(82,627)	(203,188)
Contingent deferred sales charges (note 2)	(1,844)	(994)	-	-	(334)	(404)	-	-
Adjustments to maintain reserves	(163)	(142)	(14)	10	(9)	(34)	(11)	(8)

Net equity transactions	(8,419,523)	(9,443,130)	(28,810)	(65,844)	(1,553,674)	(2,042,041)	(81,062)	(203,196)

Net change in contract owners’ equity	3,147,001	(3,261,757)	(32,342)	(63,523)	(1,680,706)	(2,196,796)	41,371	(120,565)
Contract owners’ equity beginning of period	53,159,601	56,421,358	83,843	147,366	9,849,472	12,046,268	384,971	505,536

Contract owners’ equity end of period	$56,306,602	53,159,601	51,501	83,843	8,168,766	9,849,472	426,342	384,971

CHANGES IN UNITS:
Beginning units	3,833,175	4,514,414	4,223	7,542	796,320	960,256	24,588	37,784
Units purchased	136,756	104,799	-	-	102,320	80,151	92	-
Units redeemed	(689,276)	(786,038)	(1,481)	(3,319)	(228,827)	(244,087)	(4,478)	(13,196)

Ending units	3,280,655	3,833,175	2,742	4,223	669,813	796,320	20,202	24,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIP		FAMP		FOP		FOPR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,713	5,428	922	580	(166)	385	(5)	90
Realized gain (loss) on investments	12,005	(55)	1,708	417	(1,053)	(397)	(217)	(1,825)
Change in unrealized gain (loss) on investments	(11,135)	9,326	59,551	41,556	22,220	13,167	6,001	5,533
Reinvested capital gains	-	-	1,192	3,322	272	257	88	72

Net increase (decrease) in contract owners’ equity resulting from operations	4,583	14,699	63,373	45,875	21,273	13,412	5,867	3,870

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	299	(201)	-	-	(3)	(44)
Redemptions (note 3)	(39,534)	(5,112)	(9,939)	(17,520)	(20,371)	(12,802)	(2,198)	(5,058)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(15)	(11)	(8)	(2)	(6)	(16)	(2)	(10)

Net equity transactions	(39,549)	(5,123)	(9,648)	(17,723)	(20,377)	(12,818)	(2,203)	(5,112)

Net change in contract owners’ equity	(34,966)	9,576	53,725	28,152	896	594	3,664	(1,242)
Contract owners’ equity beginning of period	127,572	117,996	455,741	427,589	79,550	78,956	22,122	23,364

Contract owners’ equity end of period	$92,606	127,572	509,466	455,741	80,446	79,550	25,786	22,122

CHANGES IN UNITS:
Beginning units	7,168	7,466	21,442	22,311	4,643	5,485	1,525	1,917
Units purchased	-	-	13	-	-	-	82	-
Units redeemed	(2,186)	(298)	(445)	(869)	(993)	(842)	(225)	(392)

Ending units	4,982	7,168	21,010	21,442	3,650	4,643	1,382	1,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVIE1		WFVSG1		WFVSV1		WFVOP1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$53,133	10,892	(20,479)	(20,081)	(21,893)	(12,788)	(183,642)	(153,794)
Realized gain (loss) on investments	71,476	13,465	123,938	101,778	205,118	139,543	976,930	394,416
Change in unrealized gain (loss) on investments	483,802	225,751	390,506	(34,192)	429,702	458,308	4,079,998	2,215,961
Reinvested capital gains	262,055	339,840	77,367	64,067	-	-	-	6,313

Net increase (decrease) in contract owners’ equity resulting from operations	870,466	589,948	571,332	111,572	612,927	585,063	4,873,286	2,462,896

Equity transactions:
Purchase payments received from contract owners (note 3)	32,457	22,409	3,895	4,471	20,541	18,098	205,326	79,040
Transfers between funds	(89,157)	(39,601)	2,443	(4,236)	(18,499)	(67,447)	(465,581)	(155,150)
Redemptions (note 3)	(726,636)	(677,725)	(264,061)	(351,020)	(628,206)	(636,633)	(2,737,162)	(2,599,613)
Contingent deferred sales charges (note 2)	(254)	(22)	(91)	-	(175)	-	(339)	(551)
Adjustments to maintain reserves	(19)	(2)	11	(26)	(31)	(20)	(25)	(22)

Net equity transactions	(783,609)	(694,941)	(257,803)	(350,811)	(626,370)	(686,002)	(2,997,781)	(2,676,296)

Net change in contract owners’ equity	86,857	(104,993)	313,529	(239,239)	(13,443)	(100,939)	1,875,505	(213,400)
Contract owners’ equity beginning of period	5,193,500	5,298,493	1,279,483	1,518,722	4,729,212	4,830,151	18,023,481	18,236,881

Contract owners’ equity end of period	$5,280,357	5,193,500	1,593,012	1,279,483	4,715,769	4,729,212	19,898,986	18,023,481

CHANGES IN UNITS:
Beginning units	445,100	508,986	99,557	125,965	375,142	431,922	1,506,121	1,740,020
Units purchased	3,486	4,994	4,270	2,558	2,968	3,401	17,596	9,692
Units redeemed	(65,915)	(68,880)	(20,330)	(28,966)	(48,296)	(60,181)	(236,274)	(243,591)

Ending units	382,671	445,100	83,497	99,557	329,814	375,142	1,287,443	1,506,121

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	EVOM
	2013	2012
Investment activity:
Net investment income (loss)	$(141,335)	(195,798)
Realized gain (loss) on investments	1,066,014	1,166,276
Change in unrealized gain (loss) on investments	2,477,031	524,433
Reinvested capital gains	1,149,838	928,930

Net increase (decrease) in contract owners’ equity resulting from operations	4,551,548	2,423,841

Equity transactions:
Purchase payments received from contract owners (note 3)	77,253	38,527
Transfers between funds	(216,721)	(217,550)
Redemptions (note 3)	(1,878,484)	(2,504,182)
Contingent deferred sales charges (note 2)	(651)	(17)
Adjustments to maintain reserves	(34)	(1)

Net equity transactions	(2,018,637)	(2,683,223)

Net change in contract owners’ equity	2,532,911	(259,382)
Contract owners’ equity beginning of period	12,930,654	13,190,036

Contract owners’ equity end of period	$15,463,565	12,930,654

CHANGES IN UNITS:
Beginning units	547,346	664,760
Units purchased	5,929	4,003
Units redeemed	(79,826)	(121,417)

Ending units	473,449	547,346

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

NATIONWIDE FUNDS GROUP

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)*

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

WELLS FARGO FUNDS

Advantage - VT International Equity Fund - Class 1 (WFVIE1)

Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)

Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)

Advantage - VT Opportunity Fund - Class 1 (WFVOP1)

VT Omega Growth - Class 1 (EVOM)

* At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7.0% of purchase payments redeemed from Evergreen Ultra Advantage contracts and 6.0% of purchase payments redeemed from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0.0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25%, and an administrative charge of 0.15%, for a total variable account charge of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $87,963 and $35,545 respectively, and transfers from the Account to the fixed account were $694,125 and $1,073,890, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $71,451 and $153,448 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$56,306,671	$0	$0	$56,306,671

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
NVIT Government Bond Fund - Class I (GBF)	$1,704	$29,634
NVIT Money Market Fund - Class I (SAM)	485,293	2,166,007
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,962	86,783
High Income Portfolio - Initial Class (FHIP)	5,378	41,204
VIP Asset Manager Portfolio - Initial Class (FAMP)	9,020	16,553
VIP Overseas Portfolio - Initial Class (FOP)	1,266	21,536
VIP Overseas Portfolio - Initial Class R (FOPR)	1,731	3,855
Advantage - VT International Equity Fund - Class 1 (WFVIE1)	409,512	877,931
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)	145,499	346,438
Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)	66,211	714,463
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)	253,708	3,435,128
VT Omega Growth - Class 1 (EVOM)	1,289,967	2,300,094

Total	$2,672,251	$10,039,626

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2013	1.40%	2,742	$18.782127	$51,501	1.77%	-5.40%
2012	1.40%	4,223	19.854004	83,843	1.53%	1.61%
2011	1.40%	7,542	19.539322	147,366	2.82%	5.76%
2010	1.40%	13,470	18.475568	248,847	2.94%	3.31%
2009	1.40%	12,437	17.882763	222,409	3.56%	1.25%
NVIT Money Market Fund - Class I (SAM)
2013	1.40%	669,813	12.195576	8,168,766	0.00%	-1.40%
2012	1.40%	796,320	12.368735	9,849,472	0.00%	-1.40%
2011	1.40%	960,256	12.544839	12,046,268	0.00%	-1.40%
2010	1.40%	1,262,933	12.722460	16,067,614	0.00%	-1.40%
2009	1.40%	402,766	12.903085	5,196,924	0.05%	-1.36%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	1.40%	20,202	21.103926	426,342	0.73%	34.79%
2012	1.40%	24,588	15.656863	384,971	0.52%	17.02%
2011	1.40%	37,784	13.379633	505,536	0.68%	-3.60%
2010	1.40%	41,422	13.879239	574,906	0.00%	7.28%
High Income Portfolio - Initial Class (FHIP)
2013	1.40%	4,982	18.591828	92,606	4.58%	4.46%
2012	1.40%	7,168	17.797368	127,572	5.78%	12.63%
2011	1.40%	7,466	15.802260	117,996	5.45%	2.58%
2010	1.40%	10,907	15.405041	168,023	7.76%	12.23%
2009	1.40%	11,554	13.726238	158,593	6.16%	41.94%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	1.40%	21,010	24.248714	509,466	1.60%	14.09%
2012	1.40%	21,442	21.254585	455,741	1.54%	10.90%
2011	1.40%	22,311	19.164932	427,589	1.94%	-3.92%
2010	1.40%	22,894	19.947208	456,671	1.77%	12.67%
2009	1.40%	22,603	17.704739	400,180	2.52%	27.31%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	1.40%	22,120	21.325859	471,728	1.35%	33.81%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.40%	9,779	9.588657	93,767	0.47%	43.81%
VIP Overseas Portfolio - Initial Class (FOP)
2013	1.40%	3,650	22.039934	80,446	1.21%	28.61%
2012	1.40%	4,643	17.136784	79,550	1.89%	19.05%
2011	1.40%	5,485	14.394972	78,956	1.14%	-18.32%
2010	1.40%	7,388	17.624181	130,208	1.24%	11.53%
2009	1.40%	10,702	15.801833	169,111	2.07%	24.76%
VIP Overseas Portfolio - Initial Class R (FOPR)
2013	1.40%	1,382	18.658481	25,786	1.38%	28.63%
2012	1.40%	1,525	14.506057	22,122	1.79%	19.02%
2011	1.40%	1,917	12.187950	23,364	1.42%	-18.30%
2010	1.40%	1,969	14.918680	29,375	1.40%	11.49%
2009	1.40%	2,279	13.380863	30,495	1.23%	24.83%
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
2013	1.40%	382,671	13.798685	5,280,357	2.44%	18.26%
2012	1.40%	445,100	11.668165	5,193,500	1.62%	12.09%
2011	1.40%	508,986	10.409921	5,298,493	0.62%	-14.01%
2010	1.40%	602,938	12.105829	7,299,052	0.00%	21.06%	7/16/2010
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
2013	1.40%	83,497	19.078451	1,593,012	0.00%	48.45%
2012	1.40%	99,557	12.851892	1,279,483	0.00%	6.60%
2011	1.40%	125,965	12.056700	1,518,722	0.00%	-5.68%
2010	1.40%	149,831	12.782681	1,915,242	0.00%	27.83%	7/16/2010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)
2013	1.40%	329,814	$14.298267	$4,715,769	0.96%	13.42%
2012	1.40%	375,142	12.606456	4,729,212	1.15%	12.73%
2011	1.40%	431,922	11.182900	4,830,151	0.86%	-8.36%
2010	1.40%	556,377	12.202450	6,789,151	0.00%	22.02%	7/16/2010
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
2013	1.40%	1,287,443	15.456208	19,898,986	0.45%	29.16%
2012	1.40%	1,506,121	11.966829	18,023,481	0.57%	14.18%
2011	1.40%	1,740,020	10.480846	18,236,881	0.00%	4.81%	8/26/2011
VT Omega Growth - Class 1 (EVOM)
2013	1.40%	473,449	32.661522	15,463,565	0.40%	38.25%
2012	1.40%	547,346	23.624278	12,930,654	0.00%	19.06%
2011	1.40%	664,760	19.841832	13,190,036	0.00%	-6.68%
2010	1.40%	783,674	21.262169	16,662,631	0.86%	18.12%
2009	1.40%	926,687	18.000867	16,681,205	1.44%	41.95%
VA Diversified Capital Builder Fund - Class 1 (obsolete) (EVFF)
2009	1.40%	1,083,329	13.537287	14,665,322	3.36%	38.44%
VA Diversified Income Builder Fund - Class 1 (obsolete) (EVSI)
2009	1.40%	482,365	14.972696	7,222,289	5.60%	31.42%
Advantage - VT Core Equity - Class 1 (obsolete) (EVGI)
2010	1.40%	1,001,335	24.063115	24,095,215	0.56%	14.83%
2009	1.40%	1,210,937	20.954649	25,374,759	1.16%	34.15%
VA Growth Fund - Class 1 (obsolete) (EVGR)
2009	1.40%	147,213	10.409754	1,532,440	0.01%	37.82%
VA International Equity Fund - Class 1 (obsolete) (EVIG)
2009	1.40%	538,897	13.418194	7,231,038	3.54%	14.32%
VA Special Values Fund - Class 1 (obsolete) (EVSC)
2009	1.40%	333,020	19.856022	6,612,472	0.61%	27.59%

2013	Contract owners equity:				$56,306,602
2012	Contract owners equity:				$53,159,601
2011	Contract owners equity:				$56,421,358
2010	Contract owners equity:				$74,436,935
2009	Contract owners equity:				$86,062,732

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.